Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,014	$ 1,757
Financial liabilities at fair value through profit or loss:
Contingent consideration	26,892	17,199
Warrant liabilities	4,647	5,426	$ 2,185
Total Financial Liabilities	31,539	22,625
Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,014	1,757
Financial liabilities at fair value through profit or loss:
Contingent consideration	26,892	17,199
Warrant liabilities	4,647	5,426
Total Financial Liabilities	31,539	22,625
Equity securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,014	1,757
Equity securities | Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity securities | Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,014	$ 1,757